Restatement of Previously Issued Financial Statements (Details) - Schedule of balance sheet - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Feb. 17, 2021
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A common stock subject to possible redemption	$ 312,193,370	$ 313,268,980	$ 303,350,376
Class A common stock	328	317	416
Additional paid-in capital			7,700,467
Accumulated deficit	4,998,810	4,998,825	(2,701,736)
Total Stockholders’ Equity (Deficit)	$ 5,000,001	$ 5,000,005	$ 5,000,008
Number of shares subject to redemption (in Shares)	31,219,337	31,326,898	30,335,038
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A common stock subject to possible redemption	$ 32,806,630	$ 31,731,020	$ 41,649,624
Class A common stock	(328)	(317)	(416)
Additional paid-in capital			(7,700,467)
Accumulated deficit	(32,806,302)	(31,730,703)	(33,948,742)
Total Stockholders’ Equity (Deficit)	$ (32,806,630)	$ (31,731,020)	$ (41,649,624)
Number of shares subject to redemption (in Shares)	3,280,663	3,173,102	4,164,962
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class A common stock subject to possible redemption	$ 345,000,000	$ 345,000,000	$ 345,000,000
Class A common stock
Additional paid-in capital
Accumulated deficit	(27,807,492)	(26,731,879)	(36,650,478)
Total Stockholders’ Equity (Deficit)	$ (27,806,629)	$ (26,731,015)	$ (36,649,616)
Number of shares subject to redemption (in Shares)	34,500,000	34,500,000	34,500,000